INTANGIBLE ASSETS - Components Of Partnership Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ 966	$ 964	$ 982
Cost
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	1,017	1,012
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill	$ (51)	$ (48)